Cash - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Cash And Cash Equivalents [Abstract]
Cash	$ 1,228,614	$ 19,997	$ 22,511